Revenues and Loyalty Programs (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Disaggregated Revenue by Source
The following table represents the Company’s disaggregated revenue by source, due to the Company’s contracts with its customers, for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Wholesale	$306,363	$367,222
Dispensary	464,522	475,459
Total Revenues	$770,885	$842,681